Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Mezzanine Capital
Mezzanine capital consisted of the following:

	December 31, 2023
	Units Authorized	Units Issued and Outstanding
Class PCTA Units	3,982,675	3,982,675
Class I Units	1,000,000	1,000,000

	December 31, 2022
	Units Authorized	Units Issued and Outstanding
Class PCTA Units	3,982,675	3,982,675
Class I Units	1,000,000	1,000,000

Earnings Per Unit Reconciliation
Presented in the table below is a reconciliation of the numerator and denominator for the basic earnings per unit (“EPU”) calculations for the year ended:

	Years ended December 31,
	2023	2022
Numerator:
Net loss attributable to Innventure LLC Unitholders	$(30,845)	$(32,757)
Less: cumulative earnings to participating unitholders	$1,800	$894
Less: deemed dividend related to Class PCTA and Class I Units	$(5,366)	$(7,063)
Net Loss Attributable to Class A Unitholders	$(27,279)	$(26,588)
Denominator:
Weighted average Class A Units outstanding, basic	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic	$(2.51)	$(2.44)
The following table presents a reconciliation of the numerator and denominator for the basic earnings per unit (“EPU”) calculations using the two class method:

	Six months ended June 30,
	2024	2023
Numerator:
Net loss attributable to Innventure LLC Unitholders	$(12,507)	$1,020
Less: cumulative earnings to participating unitholders	1,492	779
Less: deemed dividend related to Class PCTA and Class I Units	4,777	7,912
Net Loss Attributable to Class A Unitholders	$(18,776)	$(7,671)
Denominator:
Weighted average Class A Units outstanding, basic	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic	$(1.73)	$(0.71)

Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
Mezzanine Capital
As of December 31, 2023, and 2022, the Class A ordinary shares subject to possible redemption reflected on the balance sheets are reconciled in the following table:

Gross Proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(13,110,000)
Class A ordinary shares issuance costs	(12,375,591)
Plus:
Accretion of carrying value to redemption value	31,063,866
Class A ordinary shares subject to possible redemption as of December 31, 2022	$235,578,275
Plus:
Redemption	(145,222,585)
Shareholder redemption payable	(249,339)
Accretion of carrying value to redemption value	9,948,542
Class A ordinary shares subject to possible redemption as of December 31, 2023	$100,054,892
As of June 30, 2024 and December 31, 2023, the Class A ordinary shares subject to possible redemption reflected on the balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2022	235,578,275
Redemption	(145,222,585)
Shareholder redemption payable	(249,339)
Accretion of carrying value to redemption value	9,948,542
Class A ordinary shares subject to possible redemption, December 31, 2023	$100,054,892
Accretion of carrying value to redemption value	1,537,840
Class A ordinary shares subject to possible redemption, June 30, 2024	$101,592,732

Earnings Per Unit Reconciliation
A reconciliation of net income per ordinary share is as follows:

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income as adjusted	$3,125,914	$781,478	$7,913,192	$1,978,298
Denominator:
Basic and diluted weighted average ordinary shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000
Basic and diluted net income per ordinary share	$0.14	$0.14	$0.34	$0.34
A reconciliation of net (loss)/income per ordinary share is as follows:

	For the Three Months Ended June 30,2024		For the Six Months Ended June 30,2024		For the Three Months Ended June 30, 2023		For the Six Months Ended June 30, 2023
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income/(loss) per ordinary share
Numerator:
Allocation of net income/(loss), as adjusted	$(1,584,646)	$(975,724)	$(2,917,669)	$(1,796,513)	$1,703,734	$425,933	$3,986,709	$996,677
Denominator:
Basic and diluted weighted average shares outstanding	9,338,422	5,750,000	9,338,422	5,750,000	23,000,000	5,750,000	23,000,000	5,750,000
Basic and diluted net income/(loss) per ordinary share	$(0.17)	$(0.17)	$(0.31)	$(0.31)	$0.07	$0.07	$0.17	$0.17